Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 22	$ 38	$ 90	$ 110
Line of Credit [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense					$ 21	$ 26